RELATED PARTY TRANSACTIONS - Interest Income Received on Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
River Box
Related Party Transaction [Line Items]
Interest income – long-term loans to associated companies	$ 4.6	$ 4.6	$ 4.6